Derivative financial instruments	6 Months Ended
Jun. 30, 2021
Derivative financial instruments.
Derivative financial instruments
Note 11: Derivative financial instruments

	At 30 June 2021		At 31 December 2020
	Fair value of assets	Fair value of liabilities	Fair value of assets	Fair value of liabilities
	£m	£m	£m	£m

Hedging
Derivatives designated as fair value hedges	123	284	478	256
Derivatives designated as cash flow hedges	59	131	338	428
	182	415	816	684
Trading
Exchange rate contracts	4,780	4,062	6,779	7,414
Interest rate contracts	16,700	12,653	21,644	18,564
Credit derivatives	101	206	108	174
Equity and other contracts	430	615	266	477
	22,011	17,536	28,797	26,629
Total recognised derivative assets/liabilities	22,193	17,951	29,613	27,313